As filed with the Securities and Exchange Commission on May 6, 2026

Securities Act Registration No. 333-206600
Investment Company Act Reg. No. 811-23078

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	104	[X]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	106	[X]
(Check appropriate box or boxes.)

Virtus ETF Trust II
(Exact Name of Registrant as Specified in Charter)

1301 Avenue of the Americas, 14th Floor, New York, NY 10019

(Address of Principal Executive Offices) (Zip Code)

(888) 383-0553

(Registrant’s Telephone Number, including Area Code)

Virtus ETF Trust II
c/o Corporation Service Company
2711 Centerville Road, Suite 400
Wilmington, DE 19808

(Name and Address of Agent for Service)

with a copy to:
Michael D. Mabry, Esq.	Daphne Chisolm, Esq
Joel D. Corriero, Esq.	Vice President and Senior Counsel
Stradley Ronon Stevens & Young, LLP	Virtus Investment Partners, Inc
2005 Market Street, Suite 2600	One Financial Plaza
Philadelphia, PA 19103	Hartford, CT 06103

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on May 14, 2026 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ]	on _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates only to the Virtus Zevenbergen Innovative Growth ETF and Virtus Zevenbergen Discovery Growth ETF series of the Registrant. No information relating to the other series of the Registrant is amended or superseded hereby.

EXPLANATORY NOTE

Post-Effective Amendment No. 102 (“PEA 102”) was filed with the U.S. Securities and Exchange Commission via the EDGAR system pursuant to Rule 485(a)(2) of the Securities Act of 1933 (“Securities Act”) on January 22, 2026 (Accession Number 0001999371-26-001466) relating to the Virtus Zevenbergen Innovative Growth ETF and Virtus Zevenbergen Discovery Growth ETF (each a “Fund” and, together, the “Funds”), each a series of Virtus ETF Trust II (the “Registrant”), to be effective on April 7, 2026.  Post-Effective Amendment No. 103 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii) of the Securities Act on April 1, 2026 (Accession Number 0002071844-26-000321) relating to the Fund to delay the effectiveness of PEA 102 to become effective on May 7, 2026.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act, this Post-Effective Amendment No. 104 (“PEA 104”) to the Registration Statement relating to the Fund is being filed solely for the purpose of delaying the effectiveness of PEA 102 to become effective on May 14, 2026.

Accordingly, Parts A, B and C of PEA 102 are incorporated herein by reference in their entirety into this filing.  As stated on the cover page to this filing, this PEA 104 is intended to become effective on May 14, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 6th day of May 2026.

VIRTUS ETF TRUST II
(Registrant)

/s/ William J. Smalley
William J. Smalley
President, Chief Executive Officer and Principal Executive Officer
(Principal Executive Officer)

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following person(s) in the capacities indicated and on the 6th day of May 2026.

	Signatures	Title

	/s/ William J. Smalley	President, Chief Executive Officer and Principal Executive Officer
	William J. Smalley	(Principal Executive Officer)

	/s/ W. Patrick Bradley	Executive Vice President, Treasurer, Chief Financial Officer & Principal Financial Officer
	W. Patrick Bradley	(Principal Financial Officer/Principal Accounting Officer)

	*	Trustee
James A. Simpson

	*	Trustee
Robert S. Tull

	*	Trustee
Myles J. Edwards

* By:	/s/ William J. Smalley
William J. Smalley
Attorney-in-fact, pursuant to power of attorney